Debt - Additional Information (Detail)				12 Months Ended
	Aug. 29, 2017 USD ($)	Aug. 24, 2017 USD ($)	Jul. 28, 2016 USD ($)	Jun. 30, 2018 USD ($) d JPY (¥)	Jun. 30, 2017 USD ($) d $ / shares	Jun. 30, 2016 USD ($)	Jun. 30, 2018 JPY (¥)	Jun. 30, 2017 JPY (¥)
Line Of Credit Facility [Line Items]
Net proceeds after deducting initial purchasers discount and estimated offering expenses				$ 345,000,000
Proceeds from notes used to repurchase common stock				49,875,000		$ 6,284,000
Repayments of revolving credit facility				292,000,000	$ 25,000,000	65,700,000
Payment of debt issuance costs				10,061,000	$ 1,384,000
Offering costs attributable to equity component				$ 1,694,000
Weighted average interest rate of total borrowings				1.30%	2.20%		1.30%	2.20%
Total outstanding letters of credit				$ 400,000	$ 1,300,000
Available credit under lines of credit				246,400,000	73,500,000
Weighted average of total borrowings				476,600,000	272,100,000
Credit facility, interest paid				6,600,000	6,100,000	3,100,000
Credit facility, commitment fees paid				6,600,000	6,100,000	3,100,000
Singapore Bank
Line Of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				$ 600,000	$ 600,000
Weighted average interest rate of total borrowings				5.25%	5.25%		5.25%	5.25%
Total outstanding letters of credit				$ 0	$ 0
Revolving Credit Facility
Line Of Credit Facility [Line Items]
Debt instrument maturity date			Jul. 27, 2021
Line of credit, maximum borrowing capacity			$ 325,000,000
Credit facility, term			5 years
Term Loans
Line Of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity			$ 100,000,000
Term loan, quarterly principal Payment			$ 5,000,000
Term loan, maturity date			Jul. 27, 2021
Term loan, first quarterly principal payment commencement date			Oct. 01, 2016
Yen denominated line of credit
Line Of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity				$ 4,500,000			¥ 500,000,000
Debt instrument, month and year of maturity				2020-08
Line of credit, outstanding				$ 2,700,000			¥ 300,000,000	¥ 300,000,000
Letter Of Credit | Singapore Bank
Line Of Credit Facility [Line Items]
Line of credit facility					$ 300,000	$ 200,000
London Interbank Offered Rate (LIBOR) | Term Loans
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate				1.75%	1.50%
London Interbank Offered Rate (LIBOR) | Yen denominated line of credit
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate				1.75%	0.625%
Prime Rate | Singapore Bank
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate				1.00%	1.00%
Maximum | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Credit facility, optional additional borrowing amount			$ 100,000,000
Maximum | Base Rate Option | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate			1.25%
Maximum | Euro Rate Option | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate			2.25%
Maximum | London Interbank Offered Rate (LIBOR) | Yen denominated line of credit
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate				1.75%
Minimum | Base Rate Option | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate			0.00%
Minimum | Euro Rate Option | Revolving Credit Facility
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate			1.00%
Minimum | London Interbank Offered Rate (LIBOR) | Yen denominated line of credit
Line Of Credit Facility [Line Items]
Debt instrument, rate added on variable rate				0.625%
0.25% Convertible Senior Note Due 2022
Line Of Credit Facility [Line Items]
Debt instrument, interest rate				0.25%			0.25%
Debt instrument maturity date				Sep. 01, 2022
Debt instrument maturity date description				The Notes mature on September 1, 2022, unless earlier repurchased by the Company or converted by holders in accordance with the terms of the Notes
Debt instrument payment terms description				Interest is payable semi-annually in arrears on March 1 and September 1 of each year, beginning on March 1, 2018.
Debt instrument frequency of periodic payment				semi-annually
Debt instrument interest payable beginning date				Mar. 01, 2018
Effective interest rate				4.50%	4.50%		4.50%	4.50%
Debt instrument conversion, shares issued per $1,000 principal amount					21.25
Debt instrument conversion, principal amount of each note converted					$ 1,000
Debt instrument conversion, conversion price per share | $ / shares					$ 47.06
Debt instrument conversion, If-converted value of notes					$ 318,500,000
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price for the notes to be convertible into common stock | d					20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days in order for the notes to be convertible into common stock | d					30
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed in order for the notes to be convertible					130.00%
Number of consecutive business days immediately after any five consecutive trading day period during the note measurement period | ¥				5
Number of consecutive trading days before five consecutive business days during the note measurement period | d				5
Offering costs attributable to debt component				$ 8,400,000
Offering costs attributable to equity component				1,700,000
Unamortized discount				$ 49,300,000
Amortization period				4 years
0.25% Convertible Senior Note Due 2022 | Maximum
Line Of Credit Facility [Line Items]
Debt instrument conversion obligation trading price as percentage of product common stock closing sale price and conversion rate				98.00%
0.25% Convertible Senior Note Due 2022 | Initial Purchasers
Line Of Credit Facility [Line Items]
Aggregate principal amount		$ 300,000,000
Debt instrument, interest rate		0.25%
Sale of notes to initial purchasers settlement date	Aug. 29, 2017
Net proceeds after deducting initial purchasers discount and estimated offering expenses	$ 336,000,000
Proceeds from notes used to repurchase common stock	49,900,000
Repayments of revolving credit facility	252,000,000
Payment of debt issuance costs	$ 10,100,000
0.25% Convertible Senior Notes Over-Allotment Option | Initial Purchasers
Line Of Credit Facility [Line Items]
Aggregate principal amount		$ 45,000,000
Number of days option granted to purchase additional principal amount of notes		30 days